Income Taxes - Schedule of Reconciliation of Effective Income Tax Rates (Details) (10-K 2019) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income (loss) before tax	$ (423,287)	$ 83,868	$ 539,208	$ (323,211)	$ (32,829)
Tax expense calculated at statutory tax rate	(105,822)	20,967	134,802	(80,803)	(8,207)
Income tax exemptions and reliefs			(72,418)
Income tax difference under difference tax jurisdictions			65,596	(12,472)
Others (Note 1)			37,288	49,345
Total income taxes	$ (9,866)	$ 47,866	$ 165,268	$ (43,930)